ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2015
ORGANIZATION [Abstract]
Schedule of Subsidiary of Limited Liability Company or Limited Partnership, Description [Table Text Block]
Name of the entity	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholding/ ownership		Principal activities
			2015	2014
Q CELLS	September 12, 2012	Cayman Islands	100%	100%	Investment holding

Hanwha Q CELLS GmbH (“HQG”)	May, 3, 2012	Germany	100%	100%	Sales of PV products and providing system integration services / downstream business

Hanwha Q CELLS Malaysia Sdn. Bhd	March 21, 2008	Malaysia	100%	100%	manufacturing and sales of PV products

Hanwha Q CELLS Chile SpA	March, 14, 2014	Chile	100%	100%	Sales of PV products and providing system integration services / downstream business

Hanwha Q CELLS Güneş Enerjisi A.Ş	March, 13, 2014	Turkey	100%	100%	Sales of PV products and providing system integration services / downstream business

Hanwha Q CELLS Australia Pty Ltd.	December, 14, 2009	Australia	100%	100%	Sales of PV products

Hanwha Q CELLS France s.a.s.	February, 16, 2015	France	100%	N/A	Sales of PV products

Hanwha UK Solar1 Ltd. (formerly known as Fenland Green-End Solar Holding Ltd.)	March, 18, 2015	U.K.	100%	N/A	Investment holding

Hanwha Q CELLS Corp.	December 19, 2014	Korea	100%	N/A	Development, manufacturing and sales of PV products

Hanwha Q CELLS Hong Kong Limited. (formerly known as “Hanwha SolarOne Hong Kong Limited”) (“Q CELLS HK”)	May 16, 2007	Hong Kong	100%	N/A	Investment holding and international procurements/sales

Hanwha Q CELLS (Qidong) Co., Ltd. (formerly known as “Hanwha SolarOne (Qidong) Co., Ltd.”) (“Q CELLS Qidong”)	Aug 27, 2004	PRC	100%	N/A	Development, manufacturing and sales of PV products

Hanwha Q CELLS (Nantong) Co., Ltd. (formerly known as "Hanwha SolarOne (Nantong) Co., Ltd.”) (“Q CELLS Nantong”)	April 15, 2011	PRC	100%	N/A	Develop, manufacture and sell photovoltaic (“PV”) products to both domestic and overseas customers

Hanwha Q CELLS America Inc. (formerly known as “Hanwha SolarOne USA Inc.”)	September 18, 2007	United States	100%	N/A	Sales of PV products

Hanwha Q CELLS Canada Inc. (formerly known as Hanwha Solar Canada Inc.)	April 26, 2012	Canada	100%	N/A	Sales of PV products

Hanwha SolarOne GmbH	November 1, 2015	Germany	100%	N/A	Sales of PV products

Hanwha SolarOne (Shanghai) Co., Ltd.	March 29, 2006	PRC	100%	N/A	Sales of PV products

Hanwha Q CELLS Technology Co., Ltd.(formerly known as “Hanwha SolarOne Technology Co., Ltd.”)	August 1, 2007	PRC	100%	N/A	Manufacturing of silicon ingots and wafers

Hanwha Solar Electric Power Engineering Co., Ltd.	May 25, 2010	PRC	100%	N/A	Providing solar systems integration services and sales of PV products